Accounts Receivable, Net - Schedule of Movements in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in the Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	¥ (1,996)	¥ (931)
Addition in allowance for credit losses	(589)	(465)
Balance at the end of the period	¥ (2,585)	¥ (1,396)